CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 10,444,318	$ 7,743,107	$ 3,218,191
Restricted cash	2,250,000	2,250,000	0
Other receivables	7,164	17,276	77,364
Prepaid expenses and other current assets	351,370	582,278	502,837
Total Current Assets	13,052,852	10,592,661	3,798,392
NON - CURRENT ASSETS:
Property and equipment, net	6,635,876	6,450,640	7,386,776
Mineral rights	16,786,912	16,786,912	16,786,912
Reclamation bond deposit	25,000	25,000	4,645,533
Deposits	0	3,884	3,884
Total Non - Current Assets	23,447,788	23,266,436	28,823,105
Total Assets	36,500,640	33,859,097	32,621,497
CURRENT LIABILITIES:
Accounts payable and accrued expenses	654,455	624,753	778,314
Note payable - current portion	23,973	23,036	23,036
Note payable - related party - (see Note 10)		0	486,250
Total Current Liabilities	678,428	647,789	1,287,600
LONG-TERM LIABILITIES:
Note payable - long term portion	23,596	36,474	59,510
Asset retirement obligation	813,983	0
Total Liabilities	1,516,007	684,263	1,347,110
Commitments and Contingencies
STOCKHOLDERS' EQUITY :
Common stock ($.0001 Par Value; 500,000,000 Shares Authorized; 317,301,282 and 275,917,023 shares issued and 316,281,754 and 275,790,008 outstanding as of September 30, 2014 and December 31, 2013 , respectively)	31,730	27,592	26,659
Additional paid-in capital	146,117,373	133,201,209	113,052,194
Treasury stock, at cost, (1,019,528 and 127,015 shares as of September 30, 2014 and December 31, 2013, respectively)	(225,876)	(44,455)	0
Accumulated deficit	(110,938,595)	(100,009,513)	(14,901,794)
Accumulated deficit since inception of exploration stage (September 1, 2011)		0	(66,902,672)
Total Stockholders' Equity	34,984,633	33,174,834	31,274,387
Total Liabilities and Stockholders' Equity	36,500,640	33,859,097	32,621,497
Convertible Series A Preferred Stock
STOCKHOLDERS' EQUITY :
Preferred stock, $0.0001 par value; 50,000,000 authorized	0	0	0
Convertible Series B Preferred Stock
STOCKHOLDERS' EQUITY :
Preferred stock, $0.0001 par value; 50,000,000 authorized	0	0	0
Convertible Series C Preferred Stock
STOCKHOLDERS' EQUITY :
Preferred stock, $0.0001 par value; 50,000,000 authorized	0	0	0
Convertible Series D Preferred Stock
STOCKHOLDERS' EQUITY :
Preferred stock, $0.0001 par value; 50,000,000 authorized	0	0	0
Convertible Series E Preferred Stock
STOCKHOLDERS' EQUITY :
Preferred stock, $0.0001 par value; 50,000,000 authorized	$ 1	$ 1	$ 0